Safe Notes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 29, 2021
Safe Notes (Details) [Line Items]
Aggregate proceeds amount			$ 30,852,687		$ 44,650,000
Estimated fair value amount			162,925,780		314,439,663	$ 2,500,000
Estimated fair value income (loss)	$ 100,802,979	$ (3,586,605)	182,366,571	$ (3,587,989)
Total principal amount			$ 78,002,687	$ 47,150,000	47,150,000	$ 2,500,000
Conversion shares discount percentage			20.00%			20.00%
Valuation cap						$ 150,000,000	$ 1,200,000,000
Valuation cap amount			$ 566,600,000
Expense reported					267,289,663
Incurred fees					1,000,000.0
Safe notes total						$ 7,506,760
preferred stock (in Shares)						32,301,028
Converted Safe notes total						$ 568,479
Minimum [Member]
Safe Notes (Details) [Line Items]
Total principal amount					9,650,000
Valuation cap					150,000,000
Maximum [Member]
Safe Notes (Details) [Line Items]
Total principal amount					35,000,000
Valuation cap					$ 300,000,000